Share-based awards (Details 3) shares in Millions, SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016 CHF (SFr) shares	Jun. 30, 2016 CHF (SFr) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense | SFr	SFr 1,561	SFr 1,561
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense | SFr	SFr 308	SFr 308
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	77.3	55.9
Granted (in shares)	0.0	21.4
Settled (in shares)	(26.3)	(26.3)
Forfeited (in shares)	(1.0)	(1.0)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	50.0	50.0
of which vested (in shares)	3.0	3.0
of which unvested (in shares)	47.0	47.0
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense | SFr	SFr 703	SFr 703
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	110.6	80.3
Granted (in shares)	1.9	33.5
Settled (in shares)	(33.8)	(35.0)
Forfeited (in shares)	(6.4)	(6.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	72.3	72.3
of which vested (in shares)	5.1	5.1
of which unvested (in shares)	67.2	67.2
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense | SFr	SFr 58	SFr 58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	15.6	0.0
Granted (in shares)	0.8	16.4
Settled (in shares)	(2.6)	(2.6)
Forfeited (in shares)	0.0	0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	13.8	13.8
of which vested (in shares)	0.3	0.3
of which unvested (in shares)	13.5	13.5